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                              JOHN HANCOCK FUNDS II
                          TECHNICAL OPPORTUNITIES FUND

                       SUPPLEMENT DATED DECEMBER 23, 2010
                            TO THE CURRENT PROSPECTUS

Effective as of the date of this supplement, the following modifies the maximum number of positions that the fund may hold:

      There is no limit to the number of positions that the fund may hold.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.